Fair Value Measurement - Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Increase for fair value adjustment of warrant liability	$ 635
Decrease for fair value adjustment of exercised warrant	(1,557)
Cancelled warrants	(3,036)
Ending balance	308
Series AB Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrant	4,000
Common Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of warrant	$ 266
Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		$ 443	$ 1,262
Ending balance			443
Level 3 [Member] | Warranty Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Decrease for fair value adjustment			(17)
Level 3 [Member] | Capital Royalty Partners [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Decrease for fair value adjustment		(387)	(208)
Level 3 [Member] | WCAS Capital Partners IV, L.P. [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Decrease for fair value adjustment		$ (56)	$ (594)